Leases and Restricted Cash - Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations [Line Items]
Total	$ 637,574	$ 647,047
Less current portion	70,272	47,203
Total	567,302	599,844
RasGas II LNG Carriers [Member]
Capital Lease Obligations [Line Items]
Total	472,085	471,397
Suezmax Tankers [Member]
Capital Lease Obligations [Line Items]
Total	$ 165,489	$ 175,650